EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation expense summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 22,009,119	$ 13,467,035	$ 25,797,910
Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,056,797	1,478,499	7,927,356
Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,487,545	657,499	424,819
Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	425,773	216,877	226,752
Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	324,752	222,876
Contract ground water drilling
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	144,465
Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	949,834	1,055,090	4,434,166
Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	626,837	310,344	196,570
Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	193,291	307,833	124,235
Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	903,568	905,235	1,841,494
Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	3,416,891	1,785,320	1,664,611
Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	990,419	578,728	596,434
Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	5,316,763	3,019,675	4,357,412
Metallurgical test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	439,495	339,322	418,839
Technical reports and engineering [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,110,718	835,591	1,640,468
External affairs / Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	466,377	276,444	219,238
Site support expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,155,594	1,477,701	1,725,516
DeLamar Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	19,975,218	13,207,998	22,579,680
DeLamar Project [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,056,797	1,478,499	6,253,809
DeLamar Project [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,487,545	657,499	424,819
DeLamar Project [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	425,773	216,877	226,752
DeLamar Project [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	324,752	222,876
DeLamar Project [Member] | Contract ground water drilling
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	144,465
DeLamar Project [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	949,834	1,044,311	3,390,088
DeLamar Project [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	626,837	310,344	196,570
DeLamar Project [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	193,291	307,833	124,235
DeLamar Project [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	817,672	902,744	1,601,903
DeLamar Project [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,871,803	1,785,320	1,664,611
DeLamar Project [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	494,482	332,962	335,420
DeLamar Project [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	4,864,302	3,019,675	4,357,412
DeLamar Project [Member] | Metallurgical test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	429,796	339,322	418,839
DeLamar Project [Member] | Technical reports and engineering [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,924,133	835,591	1,640,468
DeLamar Project [Member] | External affairs / Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	410,020	276,444	219,238
DeLamar Project [Member] | Site support expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,953,716	1,477,701	1,725,516
Other Idaho deposits [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	23,978	35,873	2,981,804
Other Idaho deposits [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	1,673,547
Other Idaho deposits [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Idaho deposits [Member] | Contract ground water drilling
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Idaho deposits [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	10,779	1,044,078
Other Idaho deposits [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,376	2,492	239,591
Other Idaho deposits [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	22,602	24,588
Other Idaho deposits [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	22,602	0	0
Other Idaho deposits [Member] | Metallurgical test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Technical reports and engineering [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | External affairs / Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other Idaho deposits [Member] | Site support expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Nevada North Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,495,335
Nevada North Project [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Contract ground water drilling
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Nevada North Project [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	12,988
Nevada North Project [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	545,088
Nevada North Project [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	245,106
Nevada North Project [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	237,634
Nevada North Project [Member] | Metallurgical test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	9,699
Nevada North Project [Member] | Technical reports and engineering [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	186,585
Nevada North Project [Member] | External affairs / Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	56,357
Nevada North Project [Member] | Site support expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	201,878
Other Nevada and Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	322,363
Other Nevada and Arizona [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Contract ground water drilling
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	71,532
Other Nevada and Arizona [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	250,831
Other Nevada and Arizona [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Metallurgical test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Technical reports and engineering [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | External affairs / Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other Nevada and Arizona [Member] | Site support expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Joint Expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	192,225	223,164	236,426
Joint Expenses [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Joint Expenses [Member] | Contract ground water drilling
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Joint Expenses [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	223,164	236,426
Joint Expenses [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	192,225	0	0
Joint Expenses [Member] | Metallurgical test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Technical reports and engineering [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | External affairs / Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint Expenses [Member] | Site support expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 0	$ 0	$ 0